Shareholders' equity (Tables)	12 Months Ended
Mar. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Common Stock Outstanding Roll Forward
As of March 31, 2018 and 2017, the Company' issued and outstanding share capital was as follows:

	March 31, 2018	March 31, 2017
Common stock issued:
Class A ordinary shares	22,946,399	22,104,012
Class B ordinary shares	11,117,582	11,436,022
Less: Common stock held in treasury	(61,874)	(93,813)
Common stock outstanding	34,002,107	33,446,221